Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 908	$ 1,020
Additions	806	738
Claims paid	(706)	(723)
Currency translation adjustment and other	(68)	(127)
Balance at end of period	$ 940	$ 908